RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction
Total due (to)/from related parties	$ 2,273	$ (1,237)
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	(281)	(4,091)
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 2,554	$ 2,854